                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                          EMERGING MARKETS EQUITY FUND

                     SUPPLEMENT DATED MARCH 21, 2000 TO THE
                       PROSPECTUS DATED JANUARY 31, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional International Trust (the 'Trust'), including all of the Trustees who are not "interested persons" of the Trust, have appointed Schroder Investment Management North America Inc. ("Schroders"), as a Sub-Adviser to the Trust's Emerging Markets Equity Fund (the "Fund"). Schroders was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on March 20, 2000, and its appointment does not require Shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on June 16, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Schroders, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC") and Schroders. SIMC recommended the selection of Schroders and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Schroders and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record, among other factors. In appointing Schroders, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Schroders; (2) the distinct investment process of Schroders; (3) the history, reputation, qualification and background of Schroders' personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Schroders, including any benefits to be received by Schroders or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Schroders relating to the Fund, Schroders makes investment decisions for the assets of the Fund allocated to Schroders by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Schroders is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub-advisers. Specifically, the duties to be performed under such agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until March 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Schroders as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 11 of the Prospectus is amended by inserting the following disclosure relating to Schroders:

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

Schroder Investment Management North America Inc. ("Schroders"), acts as a Sub-Adviser for a portion of the assets of the Emerging Markets Equity Fund. Schroders is a registered investment adviser that currently has approximately $48 billion in assets under management. The principal business address of Schroders is 787 Seventh Avenue, 34th Floor, New York, NY 10019.

A team of investment professionals at Schroders manages a portion of the assets of the Emerging Markets Equity Fund. Giles Neville heads the Emerging Markets Committee at Schroders. Mr. Neville has over 12 years of investment experience.
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Listed below are the names and principal occupations of the principal executive officer and each of the directors of Schroders. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Schroders, is 787 Seventh Avenue, 34th Floor, New York, NY 10019.

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NAME                                        TITLE
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John Alexander Troiano                      Chief Executive Officer, Director
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Andrew R. Barker                            Director, Senior Vice President
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William H. Barnes                           Director, Senior Vice President
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Stefan Bottcher                             Director
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Heather Frances Crighton                    Director, Senior Vice President
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Louise Croset                               Director, Executive Vice President
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Nancy Curtin                                Director, Managing Director
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Tappan Datta                                Director, Senior Vice President
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Robert Geoffrey Davy                        Director, Executive Vice President
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Margaret Douglas-Hamilton                   Director, Secretary
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Donald H.M. Farquharson                     Director, Senior Vice President
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Richard Ralston Foulkes                     Director, Deputy/Chairman
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Philip Hardy                                Director
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Sharon Louise Haugh                         Director, Chairman
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Susan B. Kenneally                          Director, Senior Vice President
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Catherine A. Mazza                          Director, Senior Vice President
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Thomas Melendez                             Director, Senior Vice President
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Robert C. Michele                           Director, Managing Director
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Connie Moak Mazur                           Director, Senior Vice President
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Paul M. Morris                              Director, Managing Director
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Gavin Douglas Lewis Ralston                 Director, Managing Director
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David J. Ridgway                            Director, Senior Vice President
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David Murray Salisbury                      Director
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Frances P. Selby                            Director, Senior Vice President
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Mark Julian Smith                           Director, Executive Vice President
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Ellen B. Sullivan                           Director, Senior Vice President
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Nancy B. Tooke                              Director, Executive Vice President
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Ira L. Unschuld                             Director, Senior Vice President
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Jan Kees Van Heusde                         Director, Senior Vice President
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Guy Varney                                  Director, Senior Vice President
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Reza Vishkai                                Director, Senior Vice President
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Ash C. Williams                             Director, Executive Vice President
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

The Adviser will pay Schroders a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Schroders.

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The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE